Interest income (expense) and foreign currency exchange gain (loss), net	12 Months Ended
Dec. 31, 2021
Interest income/(expense) and foreign currency exchange gain/(loss), net
Interest income (expense) and foreign currency exchange gain (loss), net

12.  Interest income/(expense) and foreign currency exchange gain/(loss), net

Interest income/(expense) and foreign currency exchange gain/(loss), net consist of the following:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Interest income	42,013	19,445	6,716	1,054
Bank charges	(3,491)	(493)	(317)	(50)
Exchange gains/(loss)	1,094	(19,041)	(6,265)	(983)
Interest income/(expense) and foreign currency exchange gain/(loss), net	39,616	(89)	134	21